CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Convertible Preferred Stock Preferred Stock	Common Stock	Additional Paid-in-Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2023					$ (178)	$ (178)
Contributions from owners			$ 1,213			1,213
Issuance of common stock on vesting of restricted stock awards (in shares)		558,511
Issuance of common stock on vesting of restricted stock awards		$ 6	(6)
Foreign currency translation adjustments				$ (609)		(609)
Net loss					(2,069,642)	(2,069,642)
Ending Balance, Shares at Dec. 31, 2024		558,511
Ending Balance at Dec. 31, 2024		$ 6	1,207	(609)	(2,069,820)	(2,069,216)
Issuance of common stock on vesting of restricted stock awards (in shares)		176,372
Issuance of common stock on vesting of restricted stock awards		$ 2	(2)
Share-based compensation			28,488			28,488
Foreign currency translation adjustments				14,744		14,744
Net loss					(2,321,159)	(2,321,159)
Ending Balance, Shares at Jun. 30, 2025		734,883
Ending Balance at Jun. 30, 2025		$ 8	29,693	14,135	(4,390,979)	(4,347,143)
Beginning Balance, Shares at Dec. 31, 2024		558,511
Beginning Balance at Dec. 31, 2024		$ 6	1,207	(609)	(2,069,820)	(2,069,216)
Sale of Series A convertible preferred stock and common stock warrants, net of issuance costs	$ 11,525,242
Sale of Series A convertible preferred stock and common stock warrants, net of issuance costs (in shares)	1,933,605
Sale of Series A convertible preferred stock and common stock warrants, net of issuance costs			467,568			467,568
Conversion of SAFEs into Series A convertible preferred stock	$ 7,488,431
Conversion of SAFEs into Series A convertible preferred stock (in shares)	1,727,478
Issuance of common stock on vesting of restricted stock awards (in shares)		352,744
Issuance of common stock on vesting of restricted stock awards		$ 4	(4)
Share-based compensation			194,743			194,743
Foreign currency translation adjustments				(4,291)		(4,291)
Net loss					(8,529,263)	$ (8,529,263)
Ending Balance, Shares at Dec. 31, 2025	3,661,083					3,661,083
Ending Balance at Dec. 31, 2025	$ 19,013,673					$ 19,013,673
Ending Balance, Shares at Dec. 31, 2025		911,255
Ending Balance at Dec. 31, 2025		$ 10	663,514	(4,900)	(10,599,083)	(9,940,459)
Beginning Balance, Shares at Mar. 31, 2025		646,697
Beginning Balance at Mar. 31, 2025		$ 7	11,439	(343)	(2,763,797)	(2,752,694)
Issuance of common stock on vesting of restricted stock awards (in shares)		88,186
Issuance of common stock on vesting of restricted stock awards		$ 1	(1)
Share-based compensation			18,255			18,255
Foreign currency translation adjustments				14,478		14,478
Net loss					(1,627,182)	(1,627,182)
Ending Balance, Shares at Jun. 30, 2025		734,883
Ending Balance at Jun. 30, 2025		$ 8	29,693	14,135	(4,390,979)	(4,347,143)
Beginning Balance, Shares at Dec. 31, 2025		911,255
Beginning Balance at Dec. 31, 2025		$ 10	663,514	(4,900)	(10,599,083)	(9,940,459)
Issuance of common stock on vesting of restricted stock awards (in shares)		260,237
Issuance of common stock on vesting of restricted stock awards		$ 2	(2)
Share-based compensation			1,459,980			1,459,980
Foreign currency translation adjustments				200,402		200,402
Net loss					(11,783,873)	$ (11,783,873)
Ending Balance, Shares at Jun. 30, 2026	0					0
Ending Balance at Jun. 30, 2026	$ 0
Ending Balance, Shares at Jun. 30, 2026		11,284,769
Ending Balance at Jun. 30, 2026		$ 113	53,397,926	195,502	(22,382,956)	$ 31,210,585
Beginning Balance, Shares at Mar. 31, 2026		10,798,722
Beginning Balance at Mar. 31, 2026		$ 110	38,606,840	(28,441)	(15,057,918)	23,520,591
Issuance of common stock on vesting of restricted stock awards (in shares)		172,051
Share-based compensation			1,178,100			1,178,100
Foreign currency translation adjustments				223,943		223,943
Net loss					(7,325,038)	$ (7,325,038)
Ending Balance, Shares at Jun. 30, 2026	0					0
Ending Balance at Jun. 30, 2026	$ 0
Ending Balance, Shares at Jun. 30, 2026		11,284,769
Ending Balance at Jun. 30, 2026		$ 113	$ 53,397,926	$ 195,502	$ (22,382,956)	$ 31,210,585